Other Current Assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets
Inventory	$ 4,550	$ 4,550
Receivable from investment platform vendor	1,796	157,598	$ 418,503
Advance paid to vendor for supply development contract	250,000	250,000	250,000
Other prepaid expenses	230,888	375,856	309,407
Deferred stock issuance costs	68,252
Other current assets	$ 555,486	$ 788,004	$ 977,910